Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000011076
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Investor
Trading Symbol	MPIXX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 223,632,797
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$223,632,797
Number of Holdings	1

C000011077
Shareholder Report [Line Items]
Fund Name	Government Money Market ProFund
Class Name	Service
Trading Symbol	MPSXX
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.profunds.com/literature. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	https://www.profunds.com/literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	1.77%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.77%
AssetsNet	$ 223,632,797
Holdings Count | Holding	1
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$223,632,797
Number of Holdings	1

C000226848
Shareholder Report [Line Items]
Fund Name	ProFund Access VP High Yield
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$80	1.61%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.61%
AssetsNet	$ 8,477,932
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 40,145
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$8,477,932
Number of Holdings*	6
Net Investment Advisory Fees	$40,145
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011079
Shareholder Report [Line Items]
Fund Name	ProFund VP Asia 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$84	1.67%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.67%
AssetsNet	$ 22,473,692
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 77,698
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$22,473,692
Number of Holdings*	30
Net Investment Advisory Fees	$77,698
Portfolio Turnover	37%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ASE Technology Holding Co., Ltd.	16.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	12.4%
United Microelectronics Corp.	9.7%
BHP Group, Ltd.	6.8%
ICICI Bank, Ltd.	4.1%

C000011091
Shareholder Report [Line Items]
Fund Name	ProFund VP Banks
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$89	1.68%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.68%
AssetsNet	$ 4,418,624
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 16,173
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,418,624
Number of Holdings*	109
Net Investment Advisory Fees	$16,173
Portfolio Turnover	68%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Rocket Cos, Inc. - Class A	1.1%
Nicolet Bankshares, Inc.	1.0%
The Bancorp, Inc.	1.0%
NMI Holdings, Inc. - Class A	1.0%
Axos Financial, Inc.	1.0%

C000011086
Shareholder Report [Line Items]
Fund Name	ProFund VP Bear
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$78	1.63%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.63%
AssetsNet	$ 2,012,189
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,167
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$2,012,189
Number of Holdings*	6
Net Investment Advisory Fees	$7,167
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011092
Shareholder Report [Line Items]
Fund Name	ProFund VP Biotechnology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$90	1.59%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.59%
AssetsNet	$ 48,814,772
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 156,994
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$48,814,772
Number of Holdings*	156
Net Investment Advisory Fees	$156,994
Portfolio Turnover	44%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apogee Therapeutics, Inc.	1.4%
Moderna, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Oruka Therapeutics Inc	1.3%
Kymera Therapeutics, Inc.	1.3%

C000011088
Shareholder Report [Line Items]
Fund Name	ProFund VP Bull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 49,987,781
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 201,008
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$49,987,781
Number of Holdings*	510
Net Investment Advisory Fees	$201,008
Portfolio Turnover	46%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.8%
Alphabet, Inc. - Class A	2.5%

C000011107
Shareholder Report [Line Items]
Fund Name	ProFund VP Communication Services
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$79	1.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.68%
AssetsNet	$ 11,328,331
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 46,861
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,328,331
Number of Holdings*	29
Net Investment Advisory Fees	$46,861
Portfolio Turnover	248%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	16.5%
Alphabet, Inc. - Class A	10.9%
Alphabet, Inc. - Class C	8.7%
Comcast Corp. - Class A	4.5%
Take-Two Interactive Software, Inc.	4.5%

C000011094
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Discretionary
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 17,450,461
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 71,804
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,450,461
Number of Holdings*	53
Net Investment Advisory Fees	$71,804
Portfolio Turnover	158%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	21.7%
Tesla, Inc.	19.2%
The Home Depot, Inc.	5.7%
McDonald's Corp.	4.1%
The TJX Cos., Inc.	3.8%

C000011095
Shareholder Report [Line Items]
Fund Name	ProFund VP Consumer Staples
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
AssetsNet	$ 10,316,131
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 40,401
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,316,131
Number of Holdings*	40
Net Investment Advisory Fees	$40,401
Portfolio Turnover	182%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Walmart, Inc.	10.6%
Costco Wholesale Corp.	8.9%
The Procter & Gamble Co.	7.3%
The Coca-Cola Co.	6.7%
Philip Morris International, Inc.	6.0%

C000032805
Shareholder Report [Line Items]
Fund Name	ProFund VP Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$80	1.55%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.55%
AssetsNet	$ 380,216
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,395
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$380,216
Number of Holdings*	6
Net Investment Advisory Fees	$1,395
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024086
Shareholder Report [Line Items]
Fund Name	ProFund VP Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 32,627,694
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 130,070
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$32,627,694
Number of Holdings*	56
Net Investment Advisory Fees	$130,070
Portfolio Turnover	77%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	21.7%
Alibaba Group Holding, Ltd.	12.3%
HDFC Bank, Ltd.	5.2%
ASE Technology Holding Co., Ltd.	4.3%
ICICI Bank, Ltd.	4.1%

C000011096
Shareholder Report [Line Items]
Fund Name	ProFund VP Energy
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
AssetsNet	$ 35,652,846
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 149,135
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$35,652,846
Number of Holdings*	27
Net Investment Advisory Fees	$149,135
Portfolio Turnover	72%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Exxon Mobil Corp.	19.9%
Chevron Corp.	14.1%
ConocoPhillips	5.7%
SLB, Ltd.	4.4%
The Williams Cos., Inc.	4.4%

C000011080
Shareholder Report [Line Items]
Fund Name	ProFund VP Europe 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$92	1.68%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.68%
AssetsNet	$ 16,798,291
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 65,952
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,798,291
Number of Holdings*	30
Net Investment Advisory Fees	$65,952
Portfolio Turnover	43%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
ARM Holdings PLC	9.6%
ASML Holding N.V.	7.9%
HSBC Holdings PLC	5.9%
Shell PLC	4.3%
Novo Nordisk A/S	4.0%

C000012425
Shareholder Report [Line Items]
Fund Name	ProFund VP Falling U.S. Dollar
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 333,092
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$333,092
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011097
Shareholder Report [Line Items]
Fund Name	ProFund VP Financials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 27,011,245
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 111,224
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$27,011,245
Number of Holdings*	83
Net Investment Advisory Fees	$111,224
Portfolio Turnover	96%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	11.8%
JPMorgan Chase & Co.	11.2%
Visa, Inc. - Class A	7.3%
MasterCard, Inc. - Class A	5.3%
Bank of America Corp.	4.8%

C000011112
Shareholder Report [Line Items]
Fund Name	ProFund VP Government Money Market
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 30,782,386
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 78,283
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$30,782,386
Number of Holdings*	12
Net Investment Advisory Fees	$78,283

C000011098
Shareholder Report [Line Items]
Fund Name	ProFund VP Health Care
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$84	1.68%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.68%
AssetsNet	$ 31,568,146
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 120,715
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$31,568,146
Number of Holdings*	65
Net Investment Advisory Fees	$120,715
Portfolio Turnover	48%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Eli Lilly & Co.	16.1%
Johnson & Johnson	10.3%
AbbVie, Inc.	7.5%
UnitedHealth Group, Inc.	6.4%
Merck & Co., Inc.	5.4%

C000011100
Shareholder Report [Line Items]
Fund Name	ProFund VP Industrials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
AssetsNet	$ 24,903,794
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 75,747
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$24,903,794
Number of Holdings*	87
Net Investment Advisory Fees	$75,747
Portfolio Turnover	156%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Caterpillar, Inc.	8.3%
General Electric Co.	6.6%
GE Vernova, Inc.	5.3%
RTX Corp.	4.3%
The Boeing Co.	2.9%

C000024087
Shareholder Report [Line Items]
Fund Name	ProFund VP International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$86	1.66%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.66%
AssetsNet	$ 16,046,440
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 58,739
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$16,046,440
Number of Holdings*	6
Net Investment Advisory Fees	$58,739
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011101
Shareholder Report [Line Items]
Fund Name	ProFund VP Internet
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 10,945,976
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 43,691
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,945,976
Number of Holdings*	47
Net Investment Advisory Fees	$43,691
Portfolio Turnover	39%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Amazon.com, Inc.	9.6%
Meta Platforms, Inc. - Class A	9.5%
Cisco Systems, Inc.	8.2%
Alphabet, Inc. - Class A	5.3%
Arista Networks, Inc.	4.8%

C000011081
Shareholder Report [Line Items]
Fund Name	ProFund VP Japan
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$99	1.65%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.65%
AssetsNet	$ 18,283,607
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 60,098
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$18,283,607
Number of Holdings*	6
Net Investment Advisory Fees	$60,098
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011114
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$87	1.66%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.66%
AssetsNet	$ 32,900,355
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 131,823
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$32,900,355
Number of Holdings*	154
Net Investment Advisory Fees	$131,823
Portfolio Turnover	25%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	13.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.0%
Alphabet, Inc. - Class A	5.9%
Broadcom, Inc.	5.0%

C000011113
Shareholder Report [Line Items]
Fund Name	ProFund VP Large-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
AssetsNet	$ 17,005,373
Holdings Count | Holding	445
Advisory Fees Paid, Amount	$ 64,849
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$17,005,373
Number of Holdings*	445
Net Investment Advisory Fees	$64,849
Portfolio Turnover	28%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Apple, Inc.	7.3%
Amazon.com, Inc.	3.8%
Intel Corp.	2.3%
Exxon Mobil Corp.	2.0%
Walmart, Inc.	1.7%

C000011093
Shareholder Report [Line Items]
Fund Name	ProFund VP Materials
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
AssetsNet	$ 14,202,736
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 52,559
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$14,202,736
Number of Holdings*	32
Net Investment Advisory Fees	$52,559
Portfolio Turnover	19%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
New Linde PLC	13.8%
Newmont Corp.	5.7%
Freeport-McMoRan, Inc.	5.2%
Corteva, Inc.	4.9%
The Sherwin-Williams Co.	4.8%

C000012418
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$88	1.65%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.65%
AssetsNet	$ 11,367,232
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 42,393
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,367,232
Number of Holdings*	6
Net Investment Advisory Fees	$42,393
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011116
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$92	1.68%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.68%
AssetsNet	$ 15,208,964
Holdings Count | Holding	250
Advisory Fees Paid, Amount	$ 52,920
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$15,208,964
Number of Holdings*	250
Net Investment Advisory Fees	$52,920
Portfolio Turnover	56%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	1.6%
Carpenter Technology Corp.	1.6%
Curtiss-Wright Corp.	1.5%
nVent Electric PLC	1.4%
ATI, Inc.	1.4%

C000011115
Shareholder Report [Line Items]
Fund Name	ProFund VP Mid-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
AssetsNet	$ 10,034,498
Holdings Count | Holding	304
Advisory Fees Paid, Amount	$ 36,096
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$10,034,498
Number of Holdings*	304
Net Investment Advisory Fees	$36,096
Portfolio Turnover	30%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
US Foods Holding Corp.	1.3%
TD SYNNEX Corp.	1.2%
Reliance, Inc.	1.1%
Performance Food Group Co.	1.0%
WESCO International, Inc.	1.0%

C000011110
Shareholder Report [Line Items]
Fund Name	ProFund VP Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
AssetsNet	$ 189,224,688
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 650,115
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$189,224,688
Number of Holdings*	108
Net Investment Advisory Fees	$650,115
Portfolio Turnover	7%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Micron Technology, Inc.	4.6%
Microsoft Corp.	3.6%
Advanced Micro Devices, Inc.	3.4%

C000011102
Shareholder Report [Line Items]
Fund Name	ProFund VP Pharmaceuticals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$91	1.68%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.68%
AssetsNet	$ 11,510,491
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 38,917
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,510,491
Number of Holdings*	71
Net Investment Advisory Fees	$38,917
Portfolio Turnover	40%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Definium Therapeutics, Inc.	3.0%
MBX Biosciences, Inc.	2.6%
Alumis, Inc.	2.1%
AtaiBeckley, Inc.	2.1%
Trevi Therapeutics, Inc.	2.1%

C000011103
Shareholder Report [Line Items]
Fund Name	ProFund VP Precious Metals
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$79	1.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.68%
AssetsNet	$ 51,506,323
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 269,261
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$51,506,323
Number of Holdings*	6
Net Investment Advisory Fees	$269,261
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011104
Shareholder Report [Line Items]
Fund Name	ProFund VP Real Estate
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$87	1.68%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 5,961,282
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 23,945
InvestmentCompanyPortfolioTurnover	554.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,961,282
Number of Holdings*	37
Net Investment Advisory Fees	$23,945
Portfolio Turnover	554%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Welltower, Inc.	10.8%
Prologis, Inc.	8.5%
Equinix, Inc.	6.9%
American Tower Corp. - Class A	5.1%
Simon Property Group, Inc.	4.9%

C000011111
Shareholder Report [Line Items]
Fund Name	ProFund VP Rising Rates Opportunity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$79	1.59%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.59%
AssetsNet	$ 4,740,250
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 18,202
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$4,740,250
Number of Holdings*	6
Net Investment Advisory Fees	$18,202
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011105
Shareholder Report [Line Items]
Fund Name	ProFund VP Semiconductor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$100	1.62%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.62%
AssetsNet	$ 112,000,644
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 307,912
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$112,000,644
Number of Holdings*	42
Net Investment Advisory Fees	$307,912
Portfolio Turnover	119%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	9.1%
Micron Technology, Inc.	6.7%
Advanced Micro Devices, Inc.	4.8%
Intel Corp.	3.4%

C000033012
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$69	1.44%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.44%
AssetsNet	$ 5,149
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 92
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,149
Number of Holdings*	2
Net Investment Advisory Fees	$92
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
C000024064
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Emerging Markets
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
AssetsNet	$ 447,711
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,387
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$447,711
Number of Holdings*	6
Net Investment Advisory Fees	$1,387
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000024065
Shareholder Report [Line Items]
Fund Name	ProFund VP Short International
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$78	1.64%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.64%
AssetsNet	$ 428,700
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 2,293
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$428,700
Number of Holdings*	6
Net Investment Advisory Fees	$2,293
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011087
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Mid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$78	1.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.68%
AssetsNet	$ 40,003
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 214
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$40,003
Number of Holdings*	6
Net Investment Advisory Fees	$214
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011090
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$77	1.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.68%
AssetsNet	$ 1,384,177
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 7,376
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,384,177
Number of Holdings*	6
Net Investment Advisory Fees	$7,376
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011089
Shareholder Report [Line Items]
Fund Name	ProFund VP Short Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$76	1.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.68%
AssetsNet	$ 1,472,679
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,332
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,472,679
Number of Holdings*	6
Net Investment Advisory Fees	$5,332
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011099
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$92	1.68%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.68%
AssetsNet	$ 11,559,603
Holdings Count | Holding	1,984
Advisory Fees Paid, Amount	$ 35,249
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$11,559,603
Number of Holdings*	1,984
Net Investment Advisory Fees	$35,249
Portfolio Turnover	26%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.3%
Hut 8 Corp.	0.3%
Viasat, Inc.	0.3%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%

C000011078
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Growth
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$94	1.68%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.68%
AssetsNet	$ 21,487,603
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 68,900
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$21,487,603
Number of Holdings*	352
Net Investment Advisory Fees	$68,900
Portfolio Turnover	26%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
FormFactor, Inc.	1.4%
Viasat, Inc.	1.3%
Argan, Inc.	1.2%
BrightSpring Health Services, Inc.	1.2%
Krystal Biotech, Inc.	1.1%

C000011117
Shareholder Report [Line Items]
Fund Name	ProFund VP Small-Cap Value
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$92	1.68%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.68%
AssetsNet	$ 19,571,903
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 77,051
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,571,903
Number of Holdings*	468
Net Investment Advisory Fees	$77,051
Portfolio Turnover	76%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Molina Healthcare, Inc.	1.3%
Match Group, Inc.	1.0%
Eastman Chemical Co.	0.8%
CarMax, Inc.	0.8%
Jackson Financial, Inc. - Class A	0.8%

C000011106
Shareholder Report [Line Items]
Fund Name	ProFund VP Technology
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$89	1.56%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.56%
AssetsNet	$ 63,960,725
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 191,608
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$63,960,725
Number of Holdings*	80
Net Investment Advisory Fees	$191,608
Portfolio Turnover	66%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	12.4%
Apple, Inc.	10.9%
Microsoft Corp.	7.1%
Advanced Micro Devices, Inc.	4.6%
Micron Technology, Inc.	4.6%

C000011082
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraBull
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$86	1.59%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.59%
AssetsNet	$ 29,197,760
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 92,879
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$29,197,760
Number of Holdings*	510
Net Investment Advisory Fees	$92,879
Portfolio Turnover	65%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	4.2%
Apple, Inc.	3.7%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Alphabet, Inc. - Class A	1.8%

C000011083
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraMid-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$96	1.68%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.68%
AssetsNet	$ 12,217,031
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 38,644
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$12,217,031
Number of Holdings*	406
Net Investment Advisory Fees	$38,644
Portfolio Turnover	10%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Twilio, Inc. - Class A	0.6%
Carpenter Technology Corp.	0.6%
MKS, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
nVent Electric PLC	0.5%

C000011085
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraNasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$99	1.68%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.68%
AssetsNet	$ 378,921,602
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 1,178,246
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$378,921,602
Number of Holdings*	108
Net Investment Advisory Fees	$1,178,246
Portfolio Turnover	17%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NVIDIA Corp.	5.5%
Apple, Inc.	4.8%
Micron Technology, Inc.	4.1%
Microsoft Corp.	3.1%
Advanced Micro Devices, Inc.	3.0%

C000032809
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Dow 30
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$63	1.37%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.37%
AssetsNet	$ 5,361
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 23
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$5,361
Number of Holdings*	1
Net Investment Advisory Fees	$23
Portfolio Turnover	0%
* No. of Holdings excludes any derivatives and collateral for securities loaned.
Holdings [Text Block]
Holdings
The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000012429
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraShort Nasdaq-100
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$70	1.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.68%
AssetsNet	$ 1,223,367
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,305
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$1,223,367
Number of Holdings*	6
Net Investment Advisory Fees	$9,305
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011084
Shareholder Report [Line Items]
Fund Name	ProFund VP UltraSmall-Cap
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$101	1.68%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.68%
AssetsNet	$ 20,912,478
Holdings Count | Holding	1,985
Advisory Fees Paid, Amount	$ 54,630
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$20,912,478
Number of Holdings*	1,985
Net Investment Advisory Fees	$54,630
Portfolio Turnover	23%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
Moog, Inc. - Class A	0.2%
Hut 8 Corp.	0.2%
Viasat, Inc.	0.2%
BrightSpring Health Services, Inc.	0.2%
Cytokinetics, Inc.	0.2%

C000011109
Shareholder Report [Line Items]
Fund Name	ProFund VP U.S. Government Plus
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$68	1.38%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.38%
AssetsNet	$ 6,365,325
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 16,264
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$6,365,325
Number of Holdings*	7
Net Investment Advisory Fees	$16,264
Portfolio Turnover	199%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.
C000011108
Shareholder Report [Line Items]
Fund Name	ProFund VP Utilities
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/documents/profunds-variable-products. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/documents/profunds-variable-products
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
AssetsNet	$ 32,275,283
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 125,671
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$32,275,283
Number of Holdings*	37
Net Investment Advisory Fees	$125,671
Portfolio Turnover	44%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Holdings [Text Block]
Largest Equity Holdings
Table Summary
Holding	% of Net Assets
NextEra Energy, Inc.	12.5%
The Southern Co.	7.4%
Duke Energy Corp.	6.7%
Constellation Energy Corp.	5.4%
American Electric Power Co., Inc.	5.1%